PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost		$ 379,122	$ 355,146
Accumulated depreciation		162,469	132,328
Depreciated cost		216,653	222,818
Reduction in cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use		2,321
Depreciation expense		27,621	25,929	$ 19,243
Machinery and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]	247,437	231,914
Accumulated depreciation		121,621	101,909
Investment grants received		7,830
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Cost		17,423	14,828
Accumulated depreciation		12,331	9,367
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		1,693	1,043
Accumulated depreciation		1,226	812
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		111,630	106,422
Accumulated depreciation		27,176	20,135
Prepaid Expenses Related to Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	939	939
Accumulated depreciation		$ 115	$ 105
Operating lease term		49 years
Operating lease renewal term		49 years

[1]	Presented net of investment grants received in the total amount of $7,830.
[2]	Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. The Company analyzed the conditions set forth in ASC 840-10 and classified the land as an operating lease (since the land is not transferred to the Company at the end of the lease nor is there any option to buy the land from the ILA at any point). All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term). See also note 13(d).